Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
State net operating loss carry forwards	$ 10.4
Net operating loss carry forwards	1.8
Increase (decrease) in valuation allowance	0.5	$ 1.9
U.S. federal foreign tax credits subject to expiration	2.3
Illinois
Operating losses subject to expiration	128.9
China
Operating losses subject to expiration	0.8
India
Operating losses subject to expiration	2.9
Luxembourg
Operating losses subject to expiration	1.8
Mexico
Operating losses subject to expiration	2.6
Switzerland
Accrued withholding taxes for future remittances	1.2
Hong Kong
Accrued withholding taxes for future remittances		1.0
Mafco Worldwide & Merisant
Net operating loss carry forwards	$ 15.0	$ 15.6